Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2020
Entity Registrant Name	GENERAL MONEY MARKET FUND, INC.
Entity Central Index Key	0000353560
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 18, 2020
Document Effective Date	Feb. 01, 2021
Prospectus Date	Nov. 18, 2020
Class A Prospectus | General Money Market Fund, Inc. | Class A | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMMXX
Class A Prospectus | General Municipal Money Market Fund | General Municipal Money Market Fund - Class A | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GTMXX
Class A Prospectus | General New York AMT-Free Municipal Money Market Fund | Class A | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNMXX
Class B Prospectus | General Money Market Fund, Inc. | Class B | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMBXX
Class B Prospectus | General Municipal Money Market Fund | General Municipal Money Market Fund - Class B | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GBMXX
Class B Prospectus | General New York AMT-Free Municipal Money Market Fund | Class B | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNYXX
Dreyfus Class Prospectus | General Money Market Fund, Inc. | Dreyfus Class | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMGXX